Subsequent Events (Details) - RSU - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events
Granted		49,513	1,474,996
Subsequent Event | 2019 Omnibus Incentive Plan
Subsequent Events
Granted	1,357,690
Grant date fair value	$ 27.2
Subsequent Event | 2019 Omnibus Incentive Plan | Weighted Average
Subsequent Events
Vesting period	4 years